Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	192 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	24.51%	14.28%	12.87%
Equity Long/Short Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	18.55%	11.01%	9.71%
Lipper Alternative Long/Short Equity Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[4]	12.47%	7.06%	5.00%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.33%	9.32%	7.22%
Performance Inception Date	[2]				Dec. 30, 2008
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.14%	8.32%	6.65%
Performance Inception Date	[2]				Dec. 30, 2008
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.78%	7.15%	5.72%
Performance Inception Date	[2]				Dec. 30, 2008
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[2]	19.33%	9.80%	7.21%
Performance Inception Date	[2]				Dec. 30, 2008
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[2]	20.53%	10.90%	8.12%
Performance Inception Date	[2]				Dec. 30, 2008

[1]	An index designed to measure the performance of the large-cap segment of the U.S. equity universe and includes approximately 1,000 of the largest securities based on their market capitalization.
[2]	In 2023 and 2024, the Fund’s investment adviser, Nuveen Fund Advisors, LLC, made a payment to the Fund to reimburse certain expenses associated with the Fund’s short positions that were unnecessarily incurred due to an operational issue. These payments had the effect of increasing the Fund’s NAV. As a result, the Fund’s total returns for the years ended December 31, 2023, and December 31, 2024, were higher than they would have been had the Fund not received the payments.
[3]
The index is comprised of a 70% weighting in Russell 1000® Index and a 30% weighting in ICE BofA US 3-month Treasury Bill Index. Performance prior to 2/28/2013 was 100% weighting in Russell 1000® Index. Benchmark performance is linked.

[4]	Represents the average annualized total return for all reporting funds in the Lipper Alternative Long/Short Equity Funds Classification.